Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting	Basis of Accounting The basis is United States generally accepted accounting principles.	Basis of Accounting The basis is United States generally accepted accounting principles.
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of UBI Blockchain Internet Ltd. and its wholly owned subsidiary Shenzhen Nova E-commerce, Ltd. (“Nova”) from the date of acquisition of Nova on August 29, 2017 (see Note 4). All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of UBI Blockchain Internet Ltd. and its wholly owned subsidiary Shenzhen Nova E-commerce, Ltd. (“Nova”) from the date of acquisition of Nova on August 29, 2017 (see Note 4). All intercompany accounts and transactions have been eliminated in consolidation.

Earnings Per Share

Earnings per Share

The basic earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the weighted average number of Class A, Class B and Class C common shares issued and outstanding during the period. The diluted earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the diluted weighted average number of Class A, Class B and Class C shares outstanding during the period. The diluted weighted average number of Class A, Class B and Class C shares outstanding is the basic weighted number of Class A, Class B, and Class C shares adjusted as of the first of the period for any potentially dilutive debt or equity (none for the periods presented).

Earnings per Share

The basic earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the weighted average number of Class A, Class B and Class C common shares issued and outstanding during the year. The diluted earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the diluted weighted average number of Class A, Class B and Class C shares outstanding during the year. The diluted weighted average number of Class A, Class B and Class C shares outstanding is the basic weighted number of Class A, Class B, and Class C shares adjusted as of the first of the year for any potentially dilutive debt or equity (none at August 31, 2017).

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.
Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the respective assets. Expenditures for repairs and maintenance are expensed as incurred.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the respective assets. Expenditures for repairs and maintenance are expensed as incurred.

Website Development Costs

Website development costs

Website development costs are carried at cost less accumulated amortization. Website development costs will be amortized over an estimated economic life of 5 years commencing on the date that the website is placed in service.

At November 30, 2017, the expected future amortization expense of website development costs is:

Year ended November 30,	Amount
2018	$18,335
2019	18,335
2020	18,335
2021	18,335
2022	18,335
Total	$91,675

Website development costs

Website development costs are carried at cost less accumulated amortization. Commencing in year ending August 31, 2018, website development costs will be amortized over an estimated economic life of 5 years.

As of August 31, 2107, the expected future amortization expense of website development costs is:

Year ended August 31,	Amount
2018	$18,407
2019	18,407
2020	18,407
2021	18,407
2022	18,407

Total	$92,035

Foreign Currency Translation

Foreign Currency Translation

The reporting currency and functional currency of the Company is the United States Dollar.

The functional currency of Nova is the Chinese Renminbi (“RMB”). Assets and liabilities of Nova are translated into United States dollars at period-end exchange rates ($1.00 = 6.6147 RMB at November 30, 2017). Nova revenues and expenses are translated into United States dollars at weighted average exchange rates ($1.00 = 6.6058 for the three months ended November 30, 2017). Resulting translation adjustments are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity.

Transactions denominated in currencies other than the functional currency (principally the Hong Kong Dollar) are translated at the exchange rates prevailing at the dates of the transactions. Exchange gains and losses, which were not significant for the three months ended November 30, 2017 and 2016 were reflected in income.

Foreign Currency Translation

The reporting currency and functional currency of the Company is the United States Dollar. The functional currency of Nova is the Chinese Renminbi (“RMB”).

Nova assets and liabilities are translated into United States dollars at period-end exchange rates ($0.1518 at August 31, 2017). Nova revenues and expenses are translated into United States dollars at weighted average exchange rates ($0.1517 for the period August 29, 2017 to August 31, 2017). Resulting translation adjustments are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity.

Transactions denominated in currencies other than the functional currency (principally the Hong Kong Dollar) are translated at the exchange rates prevailing at the dates of the transactions. Exchange gains and losses, which were not significant in the years ended August 31, 2017 and August 31, 2016, are reflected in income.

Income Taxes

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Revenue Recognition

Revenue recognition

The Company recognizes revenue from services and product sales once all the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services or products have been delivered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured. For the periods presented, the Company had no revenues.

Revenue recognition

The Company recognizes revenue from services and product sales once all the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services or products have been delivered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured. For the periods presented, the Company had no revenues.

Stock-based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation - Stock Compensation,” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company does not have an employee stock option plan.

The Company follows ASC topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock issued to consultants and other non-employees. In accordance with ACS Topic 505-50, the stock issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the stock, whichever can be more clearly determined. The fair value of the equity instrument is charged directly to expense over the period during which services are rendered.

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation - Stock Compensation,” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company does not have an employee stock option plan.

The Company follows ASC topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock issued to consultants and other non-employees. In accordance with ACS Topic 505-50, the stock issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the stock, whichever can be more clearly determined. The fair value of the equity instrument is charged directly to consulting expense over the period during which services are rendered.

Year End	Year end The Company’s fiscal year-end is August 31.	Year end The Company’s fiscal year-end is August 31.
Reverse Stock Split

Reverse Stock Split

All references to numbers of shares of our common stock and per-share information in the accompanying financial statements have been adjusted retroactively to reflect the Company’s 1-for- 200 reverse stock split effected on January 20, 2016. The par value was not adjusted as a result of the reverse stock split.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Certain accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations form adoption of these standards is not expected to be material.

Recent Accounting Pronouncements

The Company’s management has evaluated recently issued accounting pronouncements through August 31, 2017 and concluded that they will not have a material effect on future financial statements.